Financial Instruments - Movement in Contingent Consideration Categorized Under Level 3 Fair Value Measurement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Payouts	$ 1,745	$ 6,922	$ 5,465
Fair value on recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	3,197	11,388
Additions	0	0
Payouts	(3,279)	(8,456)
Gain recognized in the consolidated statement of income	0
Finance expense recognized in the consolidated statement of income	82	265
Ending Balance	$ 0	$ 3,197	$ 11,388